Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of the Maturity Level of the Lease Liability, According to their Contractual Maturity - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of the Maturity Level of the Lease Liability, According to their Contractual Maturity [Line Items]
Total	$ 104,516	$ 137,089
Due within 1 year [Member]
Schedule of the Maturity Level of the Lease Liability, According to their Contractual Maturity [Line Items]
Total	20,716	25,902
Due after 1 year but within 2 years [Member]
Schedule of the Maturity Level of the Lease Liability, According to their Contractual Maturity [Line Items]
Total	19,696	24,862
Due after 2 years but within 3 years [Member]
Schedule of the Maturity Level of the Lease Liability, According to their Contractual Maturity [Line Items]
Total	17,750	22,093
Due after 3 years but within 4 years [Member]
Schedule of the Maturity Level of the Lease Liability, According to their Contractual Maturity [Line Items]
Total	12,949	19,565
Due after 4 years but within 5 years [Member]
Schedule of the Maturity Level of the Lease Liability, According to their Contractual Maturity [Line Items]
Total	9,964	13,220
Due after 5 years [Member]
Schedule of the Maturity Level of the Lease Liability, According to their Contractual Maturity [Line Items]
Total	$ 23,441	$ 31,447